AUDITOR'S REMUNERATION - Summary of Auditor's Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	$ 39	$ 36	$ 32
Other audit fees, principally in respect of audits of accounts of subsidiaries	18	17	18
Total audit fees	57	53	50
Audit-related fees	3	3	4
Fees in respect of other non-audit services	3	2	0
Total	$ 63	$ 58	$ 54